Capital and reserves - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Redemption of perpetual hybrid bonds, net of tax	[1]	$ (1,200)	$ (1,291)
Payments on issue of perpetual hybrid bonds	[1]	(802)	(610)	$ (591)
Profit (loss) for the year	[1]	1,295	1,229	15,880
Equity	[1]	74,000	78,318	85,493	$ 82,990
Issue of perpetual hybrid bonds	[1]	500	4,330	175
Proceeds from disposals of businesses, net of cash disposed		$ 1,714	$ 2,578	1,193
Trans-Anatolian natural gas pipeline [Member]
Disclosure of reserves within equity [line items]
Proportion of ownership interest in associate		12.00%
Permian and Eagle Ford midstream assets [Member]
Disclosure of reserves within equity [line items]
Proceeds from disposals of businesses, net of cash disposed		$ 1,500
Subsidiary With Offshore US Assets
Disclosure of reserves within equity [line items]
Ownership percentage in subsidiary			49.00%
Proceeds from disposals of businesses, net of cash disposed			$ 500
BP Pipelines TAP Limited
Disclosure of reserves within equity [line items]
Proportion of voting rights held by non-controlling interests			25.00%
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control			$ 830
Trans Adriatic Pipeline AG | BP Pipelines TAP Limited
Disclosure of reserves within equity [line items]
Ownership percentage in subsidiary			20.00%
Preference shares
Disclosure of reserves within equity [line items]
Issues, fair value measurement, entity's own equity instruments		958	$ 1,330
Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds		(158)	(125)
Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds		$ (644)	(485)
6.45% fixed rate up to 2034 [Member] | Within ten years
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		6.45%
3.25% fixed rate non-call [Member] | Within ten years
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		3.25%
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Redemption of perpetual hybrid bonds, net of tax	[1]	$ (1,200)	(1,300)
Payments on issue of perpetual hybrid bonds	[1]	(793)	(610)	(586)
Profit (loss) for the year	[1]	799	641	586
Equity	[1]	15,955	16,649	13,566	$ 13,390
Issue of perpetual hybrid bonds	[1]	500	4,352	$ 176
Non-controlling interests, hybrid bonds [Member] | Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Profit (loss) for the year		159	125
Equity		2,500	2,000
Non-controlling interests, hybrid bonds [Member] | Project specific bonds [Member] | BP Alternative Energy Ltd & Lightsource bp [Member]
Disclosure of reserves within equity [line items]
Issue of perpetual hybrid bonds		1,000	500
Non-controlling interests, hybrid bonds [Member] | Project specific bonds [Member] | FPSO vessel [Member]
Disclosure of reserves within equity [line items]
Issue of perpetual hybrid bonds		1,500	1,500
Non-controlling interests, hybrid bonds [Member] | Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Redemption of perpetual hybrid bonds, net of tax		(1,200)
Profit (loss) for the year		640	517
Equity		$ 13,500	14,600
Non-controlling interests, hybrid bonds [Member] | 4.375% fixed rate non-call [Member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		4.375%
Non-controlling interests [member] | Trans-Anatolian natural gas pipeline [Member]
Disclosure of reserves within equity [line items]
Proportion of ownership interest in associate		25.00%
Non-controlling interests [member] | Permian midstream asset [Member]
Disclosure of reserves within equity [line items]
Ownership percentage in subsidiary		49.00%
Non-controlling interests [member] | Eagle Ford midstream assets [Member]
Disclosure of reserves within equity [line items]
Ownership percentage in subsidiary		50.00%
Non-controlling interests [member] | Preference shares
Disclosure of reserves within equity [line items]
Equity		$ 4,500	$ 1,600

[1]	See Note 32 for further information.